Description of Organization and Business Operations (Details Narrative) - PELICAN ACQUISITION CORPORATION - USD ($)				12 Months Ended
	May 30, 2025	May 28, 2025	May 27, 2025	Jan. 31, 2026	Sep. 09, 2025	Jan. 31, 2025
Transaction costs				$ 2,635,148
Underwriting commissions				1,725,000
Legal and other offering costs				806,109
Cash held in trust				507,955
Proceeds from sale of private units	$ 86,250,000		$ 86,250,000	2,987,500
Interest payable				50,000
Aggregate value					$ 215,000,000
Aggregate shares					1,500,000
Promissory note					$ 100,000
Deposits					$ 100,000
Cash				77		$ 59,073
Working capital deficit				$ 418,045
Founder [Member]
Number of shares forfeited				718,750
Founder Shares				431,250
Founder shares post forfeiture				2,156,250
Transfer of Founder Shares				1,725,000
Holdco Common Stock [Member]
Aggregate shares					20,000,000
IPO [Member]
Sale of units in initial public offering			7,500,000
Sale of units per share			$ 10.00
Sale of units in initial public offering aggregate amount			$ 75,000,000
Private Placement [Member]
Sale of units in initial public offering		22,500	276,250
Sale of units per share		$ 10.00	$ 10.00
Sale of units in initial public offering aggregate amount		$ 225,000	$ 2,762,500
Over-Allotment Option [Member]
Sale of units in initial public offering		1,125,000	1,125,000
Sale of units per share		$ 10.00	$ 10.00
Sale of units in initial public offering aggregate amount	$ 11,250,000